Supplemental Equity and Comprehensive Income Information (Detail) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000
Common stock, shares issued	944,033,056
Treasury stock, shares	232,055,448	233,433,937	250,489,769	234,877,025
Preferred stock, par value
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0